Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Mar. 27, 2013	Jul. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	UTIW
Entity Registrant Name	UTi WORLDWIDE INC
Entity Central Index Key	0001124827
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		103,961,646
Entity Public Float			$ 1.0